SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
As of December 31, 2024, the Company considers that it has a single operating segment, Air Transport. This segment corresponds to the route network for air transport and is based on the way in which the business is managed, according to the centralized nature of its operations, the ability to open and close routes, as well as reassignment (airplanes, crew, personnel, etc.) within the network, which implies a functional interrelation between all of them, making them inseparable. This segment definition is one of the most common in the worldwide airline industry.

The Company’s revenues by geographic area are as follows:

	For the year ended December 31,
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Peru	1,127,532	988,908	858,957
Argentina	239,369	244,413	206,856
U.S.A.	1,324,008	1,044,822	1,058,107
Europe	957,042	800,897	768,980
Colombia	669,206	662,263	540,231
Brazil	5,512,471	5,006,377	3,724,466
Ecuador	364,960	332,801	248,454
Chile	1,927,847	1,898,150	1,514,645
Asia Pacific and rest of Latin America	710,608	661,910	441,825
Income from ordinary activities	12,833,043	11,640,541	9,362,521
Other operating income	200,669	148,641	154,286

The Company allocates revenues by geographic area based on the point of sale of the passenger ticket or cargo. Assets are composed primarily of aircraft and aeronautical equipment, which are used throughout the different countries, so it is not possible to assign a geographic area.
The Company has no customers that individually represent more than 10% of sales.